Common and Preferred Stock (Details) - $ / shares	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Class of Stock Disclosures [Abstract]
Shares of common stock reserved for issuance under stock-based compensation plans	49,300,000
Common shares repurchased	43,100,000	14,800,000
Treasury shares re-issued	1,100,000	4,700,000
Shares of preferred stock authorized	5,400,000	5,400,000
Par value of preferred stocked authorized	$ 2.50	$ 2.50
Shares of preferred stock issued	0	0